Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	In-kind
Upstream | #: 1
	$ 5,980	Royalties	Colombia	Colombia	ec:Cpo9ProjectMember	ec:ResourcesOilMember
Upstream | #: 2
	1,070	Royalties	Colombia	Colombia	ec:Cpo9ProjectMember	ec:ResourcesOilMember
Upstream | #: 3
	420	Royalties	Colombia	Colombia	E&P GUA OFF	ec:ResourcesOilMember
Upstream | #: 4
	110	Royalties	Colombia	Colombia	E&P GUA OFF 10	ec:ResourcesOilMember
Upstream | #: 5
	160	Royalties	Colombia	Colombia	LLA-121	ec:ResourcesOilMember
Upstream | #: 6
	110	Royalties	Colombia	Colombia	VMM 14-1	ec:ResourcesOilMember
Upstream | #: 7
	140	Royalties	Colombia	Colombia	VMM-65	ec:ResourcesOilMember
Upstream | #: 8
	2,130	Royalties	Colombia	Colombia	Cano Sur	ec:ResourcesOilMember
Upstream | #: 9
	160	Fees	Colombia	Colombia	Casabe	ec:ResourcesOilMember
Upstream | #: 10
	400	Fees	Colombia	Colombia	Cupiagua	ec:ResourcesOilAndNaturalGasMember
Upstream | #: 11
	550	Fees	Colombia	Colombia	Cusiana	ec:ResourcesOilAndNaturalGasMember
Upstream | #: 12
	120	Fees	Colombia	Colombia	Florena	ec:ResourcesOilAndNaturalGasMember
Upstream | #: 13
	190	Fees	Colombia	Colombia	Santiago	ec:ResourcesOilMember
Upstream | #: 14
	150	Fees	Colombia	Colombia	Tauramena	ec:ResourcesOilMember
Ecopetrol America LLC | #: 1
	110	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:DalmatianProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 2
	8,640	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:DalmatianProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 3
	60	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:EsoxProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 4
	920	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:EsoxProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 5
	20	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:GunflintProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 6
	3,380	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:GunflintProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 7
	250	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:K2ProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 8
	7,130	Royalties	country:US	ec:GovernmentOfUnitedStatesMember	ec:K2ProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 9
	42,250	Taxes	country:US	ec:GovernmentOfUnitedStatesMember
Hocol S.A. | #: 1
	280	Royalties	Colombia	Colombia	Arjona	ec:ResourcesNaturalGasMember
Hocol S.A. | #: 2
	1,710	Royalties	Colombia	Colombia	Cicuco	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 3
	120	Fees	Colombia	Colombia	Espinal	ec:ResourcesOilMember
Hocol S.A. | #: 4
	140	Royalties	Colombia	Colombia	Espinal	ec:ResourcesOilMember
Hocol S.A. | #: 5
	15,930	Royalties	Colombia	Colombia	Guajira	ec:ResourcesNaturalGasMember
Hocol S.A. | #: 6
	2,070	Royalties	Colombia	Colombia	ec:GuarrojoProjectMember	ec:ResourcesOilMember
Hocol S.A. | #: 7
	550	Royalties	Colombia	Colombia	ec:GuarrojoProjectMember	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 8
	120	Fees	Colombia	Colombia	Hocol	ec:ResourcesNaturalGasMember
Hocol S.A. | #: 9
	800	Royalties	Colombia	Colombia	La Canada	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 10
	810	Royalties	Colombia	Colombia	La Hocha	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 11
	4,210	Royalties	Colombia	Colombia	Matachin Norte	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 12
	690	Royalties	Colombia	Colombia	Matachin Sur	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 13
	5,220	Taxes	Colombia	Colombia		ec:ResourcesOilAndNaturalGasMember
Hocol S.A. | #: 14
	400	Royalties	Colombia	Colombia	ec:OceloteProjectMember	ec:ResourcesOilMember
Hocol S.A. | #: 15
	10,470	Royalties	Colombia	Colombia	ec:OceloteProjectMember	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 16
	1,240	Royalties	Colombia	Colombia	Ortega	ec:ResourcesOilMember
Hocol S.A. | #: 17
	1,450	Royalties	Colombia	Colombia	Pintado	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 18
	3,420	Royalties	Colombia	Colombia	Rio Saldana	ec:ResourcesOilMember
Hocol S.A. | #: 19
	3,950	Royalties	Colombia	Colombia	Saman	ec:ResourcesNaturalGasMember
Hocol S.A. | #: 20
	2,750	Royalties	Colombia	Colombia	Santiago	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 21
	2,600	Royalties	Colombia	Colombia	SSJN1	ec:ResourcesNaturalGasMember
Hocol S.A. | #: 22
	1,090	Royalties	Colombia	Colombia	Toldado	ec:ResourcesOilMember
Hocol S.A. | #: 23
	190	Royalties	Colombia	Colombia	ec:ToquiToquiProjectMember	ec:ResourcesNaturalGasMember
Hocol S.A. | #: 24
	1,340	Royalties	Colombia	Colombia	ec:ToquiToquiProjectMember	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 25
	650	Royalties	Colombia	Colombia	Totare	ec:ResourcesOilMember
Hocol S.A. | #: 26
	360	Royalties	Colombia	Colombia	Toy	ec:ResourcesOilMember
Hocol S.A. | #: 27
	1,130	Royalties	Colombia	Colombia	VIM8	ec:ResourcesNaturalGasMember
Transition Energies | #: 1
	160	Royalties	Colombia	Colombia	Andina	ec:ResourcesNaturalGasMember
Transition Energies | #: 2
	2,680	Royalties	Colombia	Colombia	Ballena	ec:ResourcesNaturalGasMember
Transition Energies | #: 3
	150	Royalties	Colombia	Colombia	BONANZA	ec:ResourcesNaturalGasMember
Transition Energies | #: 4
	470	Royalties	Colombia	Colombia	CAIPAL	ec:ResourcesNaturalGasMember
Transition Energies | #: 5
	250	Royalties	Colombia	Colombia	Cano Limon	ec:ResourcesNaturalGasMember
Transition Energies | #: 6
	490	Royalties	Colombia	Colombia	CHICHIMENE	ec:ResourcesNaturalGasMember
Transition Energies | #: 7
	14,290	Royalties	Colombia	Colombia	Chuchupa	ec:ResourcesNaturalGasMember
Transition Energies | #: 8
	110	Royalties	Colombia	Colombia	Corazon	ec:ResourcesNaturalGasMember
Transition Energies | #: 9
	19,030	Royalties	Colombia	Colombia	Cupiagua	ec:ResourcesNaturalGasMember
Transition Energies | #: 10
	18,750	Royalties	Colombia	Colombia	CUPIAGUA LIRIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 11
	40,820	Royalties	Colombia	Colombia	CUPIAGUA SUR	ec:ResourcesNaturalGasMember
Transition Energies | #: 12
	38,630	Royalties	Colombia	Colombia	Cusiana	ec:ResourcesNaturalGasMember
Transition Energies | #: 13
	24,640	Royalties	Colombia	Colombia	CUSIANA NORTE	ec:ResourcesNaturalGasMember
Transition Energies | #: 14
	160	Royalties	Colombia	Colombia	DINA CRETACEOS	ec:ResourcesNaturalGasMember
Transition Energies | #: 15
	420	Royalties	Colombia	Colombia	DINA TERCIARIOS	ec:ResourcesNaturalGasMember
Transition Energies | #: 16
	1,040	Royalties	Colombia	Colombia	Florena	ec:ResourcesNaturalGasMember
Transition Energies | #: 17
	4,030	Royalties	Colombia	Colombia	GIBRALTAR	ec:ResourcesNaturalGasMember
Transition Energies | #: 18
	100	Royalties	Colombia	Colombia	INFANTAS	ec:ResourcesNaturalGasMember
Transition Energies | #: 19
	310	Royalties	Colombia	Colombia	LA CIRA	ec:ResourcesNaturalGasMember
Transition Energies | #: 20
	570	Royalties	Colombia	Colombia	LISAMA	ec:ResourcesNaturalGasMember
Transition Energies | #: 21
	310	Royalties	Colombia	Colombia	LLANITO UNIFICADO	ec:ResourcesNaturalGasMember
Transition Energies | #: 22
	120	Royalties	Colombia	Colombia	MORICHE	ec:ResourcesNaturalGasMember
Transition Energies | #: 23
	140	Fees	Colombia	Colombia		ec:ResourcesLiquefiedPetroleumGasMember
Transition Energies | #: 24
	1,930	Fees	Colombia	Colombia		ec:ResourcesNaturalGasMember
Transition Energies | #: 25
	1,330	Fees	Colombia	Colombia		ec:ResourcesNaturalGasAndLiquefiedPetroleumGasMember
Transition Energies | #: 26
	780	Royalties	Colombia	Colombia	NUTRIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 27
	540	Royalties	Colombia	Colombia	Oripaya	ec:ResourcesNaturalGasMember
Transition Energies | #: 28
	330	Royalties	Colombia	Colombia	ORITO	ec:ResourcesNaturalGasMember
Transition Energies | #: 29
	860	Royalties	Colombia	Colombia	PALAGUA	ec:ResourcesNaturalGasMember
Transition Energies | #: 30
	130	Royalties	Colombia	Colombia	PALERMO - SANTA CLARA UNIFICADO	ec:ResourcesNaturalGasMember
Transition Energies | #: 31
	40,680	Royalties	Colombia	Colombia	PAUTO SUR	ec:ResourcesNaturalGasMember
Transition Energies | #: 32
	930	Royalties	Colombia	Colombia	Payoa	ec:ResourcesNaturalGasMember
Transition Energies | #: 33
	150	Royalties	Colombia	Colombia	PENAS BLANCAS	ec:ResourcesNaturalGasMember
Transition Energies | #: 34
	2,540	Royalties	Colombia	Colombia	PROVINCIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 35
	350	Royalties	Colombia	Colombia	RECETOR WEST	ec:ResourcesNaturalGasMember
Transition Energies | #: 36
	100	Royalties	Colombia	Colombia	Salina	ec:ResourcesNaturalGasMember
Transition Energies | #: 37
	130	Royalties	Colombia	Colombia	SAN ROQUE	ec:ResourcesNaturalGasMember
Transition Energies | #: 38
	120	Royalties	Colombia	Colombia	SURIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 39
	330	Royalties	Colombia	Colombia	TELLO	ec:ResourcesNaturalGasMember
Transition Energies | #: 40
	230	Royalties	Colombia	Colombia	TENAY	ec:ResourcesNaturalGasMember
Transition Energies | #: 41
	260	Royalties	Colombia	Colombia	TESORO	ec:ResourcesNaturalGasMember
Transition Energies | #: 42
	120	Royalties	Colombia	Colombia	TISQUIRAMA	ec:ResourcesNaturalGasMember
Transition Energies | #: 43
	140	Royalties	Colombia	Colombia	UNIFICADO PALOGRANDE	ec:ResourcesNaturalGasMember
Transition Energies | #: 44
	230	Royalties	Colombia	Colombia	YARIGUI-CANTAGALLO	ec:ResourcesNaturalGasMember
Cenit Transporte y Logstica de Hidrocarburos S.A.S. Transporte y Logstica de Hidrocarburos S.A.S | #: 1
	1,660	Fees	Colombia	Colombia		ec:ResourcesOilMember
Cenit Transporte y Logstica de Hidrocarburos S.A.S. Transporte y Logstica de Hidrocarburos S.A.S | #: 2
	325,760	Taxes	Colombia	Colombia		ec:ResourcesOilMember
Ecopetrol | #: 3
	110	Taxes	Colombia	Colombia	Morro - Araguaney	ec:ResourcesOilMember
OCENSA | #: 4
	3,420	Fees	Colombia	Colombia		ec:ResourcesOilMember
OCENSA | #: 5
	475,940	Taxes	Colombia	Colombia		ec:ResourcesOilMember
ODC | #: 6
	50,760	Taxes	Colombia	Colombia		ec:ResourcesOilMember
ODLSA | #: 7
	106,860	Taxes	Colombia	Colombia		ec:ResourcesOilMember
Ecopetrol S.A. | #: 1
	1,481,220	Taxes	Colombia	Colombia
Ecopetrol Trading Asia Pte Ltd | #: 1
	16,120	Taxes	country:SI	Singapur		ec:ResourcesOilMember
VCM | #: 1
	350	Royalties	Colombia	Colombia	ABANICO	ec:ResourcesOilMember	Yes
VCM | #: 2
	6,870	Royalties	Colombia	Colombia	ABARCO	ec:ResourcesOilMember	Yes
VCM | #: 3
	2,150	Royalties	Colombia	Colombia	ACAE SAN MIGUEL	ec:ResourcesOilMember	Yes
VCM | #: 4
	84,380	Royalties	Colombia	Colombia	AKACIAS	ec:ResourcesOilMember	Yes
VCM | #: 5
	760	Royalties	Colombia	Colombia	ALQAMARI , Project [Member]	ec:ResourcesOilMember	Yes
VCM | #: 6
	3,450	Royalties	Colombia	Colombia	APIAY	ec:ResourcesOilMember	Yes
VCM | #: 7
	1,500	Royalties	Colombia	Colombia	APIAY ESTE	ec:ResourcesOilMember	Yes
VCM | #: 8
	5,030	Royalties	Colombia	Colombia	AREA TECA-COCORNA	ec:ResourcesOilMember	Yes
VCM | #: 9
	480	Royalties	Colombia	Colombia	ARRAYAN	ec:ResourcesOilMember	Yes
VCM | #: 10
	690	Royalties	Colombia	Colombia	AULLADOR	ec:ResourcesOilMember	Yes
VCM | #: 11
	290	Royalties	Colombia	Colombia	AUSTRAL	ec:ResourcesOilMember	Yes
VCM | #: 12
	4,600	Royalties	Colombia	Colombia	BALCON	ec:ResourcesOilMember	Yes
VCM | #: 13
	3,430	Royalties	Colombia	Colombia	BONANZA	ec:ResourcesOilMember	Yes
VCM | #: 14
	730	Royalties	Colombia	Colombia	BRISAS	ec:ResourcesOilMember	Yes
VCM | #: 15
	2,430	Royalties	Colombia	Colombia	CAIPAL	ec:ResourcesOilMember	Yes
VCM | #: 16
	84,850	Royalties	Colombia	Colombia	CANO SUR ESTE	ec:ResourcesOilMember	Yes
VCM | #: 17
	3,170	Royalties	Colombia	Colombia	CARIBE	ec:ResourcesOilMember	Yes
VCM | #: 18
	22,200	Royalties	Colombia	Colombia	Casabe	ec:ResourcesOilMember	Yes
VCM | #: 19
	3,850	Royalties	Colombia	Colombia	CASABE SUR	ec:ResourcesOilMember	Yes
VCM | #: 20
	106,870	Royalties	Colombia	Colombia	CASTILLA	ec:ResourcesOilMember	Yes
VCM | #: 21
	360	Royalties	Colombia	Colombia	CASTILLA ESTE	ec:ResourcesOilMember	Yes
VCM | #: 22
	65,880	Royalties	Colombia	Colombia	CASTILLA NORTE	ec:ResourcesOilMember	Yes
VCM | #: 23
	57,360	Royalties	Colombia	Colombia	CHICHIMENE	ec:ResourcesOilMember	Yes
VCM | #: 24
	26,710	Royalties	Colombia	Colombia	CHICHIMENE SW	ec:ResourcesOilMember	Yes
VCM | #: 25
	740	Royalties	Colombia	Colombia	CRISTALINA	ec:ResourcesOilMember	Yes
VCM | #: 26
	24,280	Royalties	Colombia	Colombia	Cupiagua	ec:ResourcesOilMember	Yes
VCM | #: 27
	2,280	Royalties	Colombia	Colombia	CUPIAGUA SUR	ec:ResourcesOilMember	Yes
VCM | #: 28
	6,550	Royalties	Colombia	Colombia	Cusiana	ec:ResourcesOilMember	Yes
VCM | #: 29
	1,720	Royalties	Colombia	Colombia	DINA CRETACEOS	ec:ResourcesOilMember	Yes
VCM | #: 30
	530	Royalties	Colombia	Colombia	DINA NORTE	ec:ResourcesOilMember	Yes
VCM | #: 31
	16,000	Royalties	Colombia	Colombia	DINA TERCIARIOS	ec:ResourcesOilMember	Yes
VCM | #: 32
	1,470	Royalties	Colombia	Colombia	FLAMENCOS	ec:ResourcesOilMember	Yes
VCM | #: 33
	8,270	Royalties	Colombia	Colombia	Florena	ec:ResourcesOilMember	Yes
VCM | #: 34
	1,690	Royalties	Colombia	Colombia	GARZAS	ec:ResourcesOilMember	Yes
VCM | #: 35
	2,000	Royalties	Colombia	Colombia	GAVAN	ec:ResourcesOilMember	Yes
VCM | #: 36
	1,500	Royalties	Colombia	Colombia	GIBRALTAR	ec:ResourcesOilMember	Yes
VCM | #: 37
	480	Royalties	Colombia	Colombia	GIGANTE	ec:ResourcesOilMember	Yes
VCM | #: 38
	6,830	Royalties	Colombia	Colombia	GIRASOL	ec:ResourcesOilMember	Yes
VCM | #: 39
	1,690	Royalties	Colombia	Colombia	GUATIQUIA	ec:ResourcesOilMember	Yes
VCM | #: 40
	110	Royalties	Colombia	Colombia	HORMIGA	ec:ResourcesOilMember	Yes
VCM | #: 41
	16,460	Royalties	Colombia	Colombia	INFANTAS	ec:ResourcesOilMember	Yes
VCM | #: 42
	18,090	Royalties	Colombia	Colombia	JAZMIN	ec:ResourcesOilMember	Yes
VCM | #: 43
	52,430	Royalties	Colombia	Colombia	LA CIRA	ec:ResourcesOilMember	Yes
VCM | #: 44
	710	Royalties	Colombia	Colombia	LA JAGUA	ec:ResourcesOilMember	Yes
VCM | #: 45
	270	Royalties	Colombia	Colombia	LIBERTAD	ec:ResourcesOilMember	Yes
VCM | #: 46
	430	Royalties	Colombia	Colombia	LIBERTAD NORTE	ec:ResourcesOilMember	Yes
VCM | #: 47
	3,340	Royalties	Colombia	Colombia	LISAMA	ec:ResourcesOilMember	Yes
VCM | #: 48
	15,070	Royalties	Colombia	Colombia	LLANITO	ec:ResourcesOilMember	Yes
VCM | #: 49
	570	Royalties	Colombia	Colombia	LOMA LARGA	ec:ResourcesOilMember	Yes
VCM | #: 50
	2,080	Royalties	Colombia	Colombia	Lorito	ec:ResourcesOilMember	Yes
VCM | #: 51
	1,220	Royalties	Colombia	Colombia	LORO	ec:ResourcesOilMember	Yes
VCM | #: 52
	830	Royalties	Colombia	Colombia	MANSOYA	ec:ResourcesOilMember	Yes
VCM | #: 53
	22,430	Royalties	Colombia	Colombia	MORICHE	ec:ResourcesOilMember	Yes
VCM | #: 54
	1,420	Royalties	Colombia	Colombia	NARE SUR	ec:ResourcesOilMember	Yes
VCM | #: 55
	3,690	Royalties	Colombia	Colombia	NUTRIA	ec:ResourcesOilMember	Yes
VCM | #: 56
	8,110	Royalties	Colombia	Colombia	ORITO	ec:ResourcesOilMember	Yes
VCM | #: 57
	740	Royalties	Colombia	Colombia	PACHAQUIARO	ec:ResourcesOilMember	Yes
VCM | #: 58
	17,850	Royalties	Colombia	Colombia	PALAGUA	ec:ResourcesOilMember	Yes
VCM | #: 59
	7,780	Royalties	Colombia	Colombia	PALOGRANDE	ec:ResourcesOilMember	Yes
VCM | #: 60
	47,400	Royalties	Colombia	Colombia	PAUTO SUR	ec:ResourcesOilMember	Yes
VCM | #: 61
	3,460	Royalties	Colombia	Colombia	PENAS BLANCAS	ec:ResourcesOilMember	Yes
VCM | #: 62
	220	Royalties	Colombia	Colombia	POMPEYA	ec:ResourcesOilMember	Yes
VCM | #: 63
	9,000	Royalties	Colombia	Colombia	PROVINCIA	ec:ResourcesOilMember	Yes
VCM | #: 64
	1,020	Royalties	Colombia	Colombia	QURIYANA	ec:ResourcesOilMember	Yes
VCM | #: 65
	430	Royalties	Colombia	Colombia	RECETOR WEST	ec:ResourcesOilMember	Yes
VCM | #: 66
	4,390	Royalties	Colombia	Colombia	RIO CEIBAS	ec:ResourcesOilMember	Yes
VCM | #: 67
	266,690	Royalties	Colombia	Colombia	RUBIALES	ec:ResourcesOilMember	Yes
VCM | #: 68
	450	Royalties	Colombia	Colombia	SAN ANTONIO	ec:ResourcesOilMember	Yes
VCM | #: 69
	20,990	Royalties	Colombia	Colombia	SAN FRANCISCO	ec:ResourcesOilMember	Yes
VCM | #: 70
	2,550	Royalties	Colombia	Colombia	SAN ROQUE	ec:ResourcesOilMember	Yes
VCM | #: 71
	3,310	Royalties	Colombia	Colombia	SANTA CLARA, Project [Member]	ec:ResourcesOilMember	Yes
VCM | #: 72
	690	Royalties	Colombia	Colombia	SARDINATA	ec:ResourcesOilMember	Yes
VCM | #: 73
	340	Royalties	Colombia	Colombia	SAURIO	ec:ResourcesOilMember	Yes
VCM | #: 74
	400	Royalties	Colombia	Colombia	SUCIO	ec:ResourcesOilMember	Yes
VCM | #: 75
	670	Royalties	Colombia	Colombia	SUCUMBIOS	ec:ResourcesOilMember	Yes
VCM | #: 76
	4,740	Royalties	Colombia	Colombia	SURIA	ec:ResourcesOilMember	Yes
VCM | #: 77
	1,110	Royalties	Colombia	Colombia	SURIA SUR	ec:ResourcesOilMember	Yes
VCM | #: 78
	43,660	Royalties	Colombia	Colombia	TELLO	ec:ResourcesOilMember	Yes
VCM | #: 79
	620	Royalties	Colombia	Colombia	TEMPRANILLO, Project [Member]	ec:ResourcesOilMember	Yes
VCM | #: 80
	490	Royalties	Colombia	Colombia	TENAY	ec:ResourcesOilMember	Yes
VCM | #: 81
	930	Royalties	Colombia	Colombia	TESORO	ec:ResourcesOilMember	Yes
VCM | #: 82
	4,190	Royalties	Colombia	Colombia	TIBU	ec:ResourcesOilMember	Yes
VCM | #: 83
	2,710	Royalties	Colombia	Colombia	TINAMU	ec:ResourcesOilMember	Yes
VCM | #: 84
	3,650	Royalties	Colombia	Colombia	TISQUIRAMA	ec:ResourcesOilMember	Yes
VCM | #: 85
	4,880	Royalties	Colombia	Colombia	UNDERRIVER	ec:ResourcesOilMember	Yes
VCM | #: 86
	8,490	Royalties	Colombia	Colombia	YAGUARA	ec:ResourcesOilMember	Yes
VCM | #: 87
	$ 29,950	Royalties	Colombia	Colombia	YARIGUI-CANTAGALLO	ec:ResourcesOilMember	Yes